Summarized Financial Information for Cheniere Energy Partners, L.P. (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended				0 Months Ended	3 Months Ended			6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Scenario, Previously Reported [Member]	Feb. 01, 2013 Cheniere Energy, Inc. [Member]	Jun. 30, 2014 Cheniere Energy, Inc. [Member] item	Feb. 01, 2013 Cheniere Energy, Inc. [Member]	Jan. 31, 2013 Cheniere Energy, Inc. [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]
Schedule of Equity Method Investments [Line Items]
Revenues (including transactions with affiliates)	$ 268,191	$ 264,498	$ 283,888						$ 134,549	$ 133,747
Expenses (including transactions with affiliates)	(300,877)	(226,253)	(161,803)						(137,189)	(148,503)
Other expense	(225,431)	(213,676)	(175,645)						(293,317)	(83,987)
Net loss	(258,117)	(175,431)	(53,560)						(295,957)	(98,743)
Current assets		533,123		613,128					686,202		613,128
Non-current assets									10,026,238		7,903,655
Other		0		76,032
Property, plant and equipment, net		3,219,592		6,383,939
Other noncurrent assets		513,072		1,519,716
Total assets		4,265,787		8,516,783					10,712,440		8,516,783
Current liabilities		155,836		265,888					381,497		265,887
Non-current liabilities									9,036,664		6,611,152
Long-term debt, net		2,167,113		6,576,273
Other noncurrent liabilities		62,860		34,879
Partners' equity		1,879,978		1,639,744					1,294,279		1,639,744
Total liabilities and partners' equity		$ 4,265,787		$ 8,516,784					$ 10,712,440		$ 8,516,783
Loss Contingency, New Claims Filed, Number						4
Number of shares available for issuance under 2011 Plan							35	10
Additional number of shares available for issuance under 2011 Plan					25